[DECHERT LLP LETTERHEAD]

March 3, 2004


VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Frank Russell Investment Company
         File Nos. 002-71299 and 811-3153

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of Frank Russell Investment Company (the "Trust") that the form of Prospectuses and Statements of Additional Information included in Post-Effective Amendment No. 69 to the Trust's Registration Statement on Form N-1A ("PEA 69") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 69. I hereby further certify that PEA 69 was filed electronically with the Commission on February 27, 2004 pursuant to Rule 485(b) under the Securities Act.

         No fees are required in connection with this filing.  Please call me at
(617) 728-7122 or John V. O'Hanlon at (617) 728-7111 if you have any questions.


                                                 Very truly yours,


                                                 /s/ Christopher Sechler
                                                 Christopher Sechler


cc:      John V. O'Hanlon, Esq.
         Mary Beth Rhoden, Esq.